SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Financial Instruments that Were Not Included in Diluted Loss Per Share Calculation
The following financial instruments were not included in the diluted loss per share calculation for the three and six months ended June 30, 2014 because their effect was anti-dilutive:

As of June 30, 2014

Common stock options	3,223,000
Common stock warrants	1,980,318
Common shares underlying Series B Preferred Stock	14,999,000
Contingency shares	2,166,667
Excluded potentially dilutive securities	22,368,985

The following financial instruments were not included in the diluted loss per share calculation for the year ended December 31, 2013 because their effect was anti-dilutive:

As of December 31, 2013
Common Stock options	2,305,000
Common Stock warrants	1,980,318
Restricted Stock	1,445,000
Preferred Stock	14,999,000
Contingency shares	2,166,667
Excluded potentially dilutive securities	22,895,985